Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	3,249,784
Granted (in shares)	2,087,600
Forfeited and cancelled (in shares)	(45,398)
Outstanding at end of period (in shares)	5,291,986	3,249,784
Vested and exercisable at end of period (in shares)	1,343,945
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 3.02
Forfeited and cancelled (in dollars per share)	7.58
Outstanding (in dollars per share)	7.88	$ 11.00
Vested and exercisable at end of period (in dollars per share)	$ 11.99
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding	6 years 10 months 21 days	6 years 10 months 21 days
Weighted Average Remaining Contractual Term, Vested and exercisable	4 years 11 months 1 day
Aggregate Intrinsic Value (in dollars)	$ 4,326
Vested and exercisable at end of the period (in dollars)	$ 172